Unaudited Quarterly Data (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2020 CNY (¥) ¥ / shares	Sep. 30, 2020 USD ($) $ / shares	Sep. 30, 2020 CNY (¥) ¥ / shares	Jun. 30, 2020 USD ($) $ / shares	Jun. 30, 2020 CNY (¥) ¥ / shares	Mar. 31, 2020 USD ($) $ / shares	Mar. 31, 2020 CNY (¥) ¥ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2020 CNY (¥) ¥ / shares	Dec. 31, 2019 ¥ / shares	Dec. 31, 2018 ¥ / shares
Unaudited Quarterly Data
Revenue	$ 13,234	¥ 86,350	$ 12,418	¥ 84,316	$ 11,728	¥ 82,856	$ 11,755	¥ 83,233	$ 51,610	¥ 336,755
Gross profit	5,589	36,465	5,308	36,040	4,874	34,435	4,203	29,759	20,950	136,699
Net income (loss)	$ (3,200)	¥ (20,884)	$ 1,986	¥ 13,483	$ 1,990	¥ 14,057	$ 1,830	¥ 12,954	$ 3,006	¥ 19,610
Basic and diluted earnings (loss) per share | (per share)	$ (0.98)	¥ (6.39)	$ 0.61	¥ 4.13	$ 0.61	¥ 4.30	$ 0.56	¥ 3.97	$ 0.92	¥ 6.00	¥ 3.48	¥ (6.79)